AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 276	SFr 78	SFr 21		SFr 354	SFr (158)
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	18	4	(3)		22	(1)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	23	9		23	58
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	0		0	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	80	80	82		160	165
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	100	100	105		200	212
Income tax expense/(benefit)	(20)	(20)	(23)		(40)	(47)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(28)	(39)	(25)		(67)	(53)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(36)	(50)	(32)		(86)	(68)
Income tax expense/(benefit)	8	11	7		19	15
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	68	68	63		136	169
Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases			3	SFr 52
Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases		SFr 23
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 289		SFr 19		386	(271)
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					18	(5)
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					23	56
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					0	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					25	20
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax					31	28
Income tax expense/(benefit)					(6)	(8)
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					0	0
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income					64	71
Bank | Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases						SFr 55
Bank | Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases					SFr 23